Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Consists [Abstract]
Accounts receivable		$ 149,510
Less: Allowance for doubtful accounts
Accounts receivable, net		$ 149,510